Label	Element	Value
MML Foreign Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MML SERIES INVESTMENT FUND
MML Foreign Fund
(the “Fund”)
Supplement dated January 7, 2020 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective January 7, 2020, Thompson, Siegel & Walmsley LLC (“TSW”) replaced Templeton Investment Counsel, LLC (“Templeton”) as the subadviser of the Fund. Therefore, all references to Templeton as the subadviser of the Fund are hereby deleted.

Risk/Return [Heading]	rr_RiskReturnHeading	MML Foreign Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The following information replaces the information for the Fund found in the section titled Investment Objective (page 19 of the Prospectus): The Fund seeks long-term total return.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 19 of the Prospectus):

The Fund invests primarily in common stocks of companies listed on foreign securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests in equity securities of foreign companies representing at least three countries other than the United States. Equity securities may include common stocks, American, European, and Global depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Although the Fund may invest in companies of any size as measured by assets, sales, or market capitalization, the Fund will tend to focus on larger, more seasoned or established companies. The Fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The Fund may at times have significant exposure to one or more countries, industries, or sectors. It is expected that investments will be diversified around the world and within markets in an effort to minimize specific country and currency risks. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Thompson, Siegel & Walmsley LLC (“TSW”), currently anticipates investing in at least 12 countries other than the United States. TSW will emphasize established companies in individual foreign markets and will attempt to stress companies and markets that it believes are undervalued. TSW expects capital growth to be the predominant component of the Fund’s total return.

In selecting investments for the Fund, TSW employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four factor valuation screen designed to outperform the MSCI EAFE Index. TSW’s analysts also perform rigorous fundamental analysis. A portfolio composed of approximately 80-110 stocks is selected as a result of this process. TSW generally limits its investment universe to companies with a minimum of three years of operating history. TSW employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The paragraphs labeled “Credit Risk,” “Derivatives Risk,” “Fixed Income Securities Risk,” and “Sovereign Debt Obligations Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 20 of the Prospectus) are hereby deleted in full.

The following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 20 of the Prospectus):

Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.

Quantitative Models Risk The portfolio managers use quantitative models as part of the idea generation process. Quantitative models are based upon many factors that measure individual securities relative to each other. Such models may not produce the intended results and can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, changing sources of market return or market risk, or any technical issues with the design, construction, implementation, or maintenance of the models.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Fund’s performance benchmark index will be the MSCI EAFE Index rather than the MSCI ACWI ex USA because the MSCI EAFE Index more closely represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following information replaces similar information for the Fund found in the Average Annual Total Returns table under the heading Performance Information in the section titled Investments, Risks, and Performance (page 22 of the Prospectus):

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2018)
MML Foreign Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.53%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.32%	[1]
MML Foreign Fund | MSCI ACWI ex USA (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.20%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	6.57%

[1]	Going forward, the Fund's performance benchmark index will be the MSCI EAFE Index rather than the MSCI ACWI ex USA because the MSCI EAFE Index more closely represents the Fund's investment strategy.